Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2005 Fund - Class A
Bar Chart Table:
Annual Return 2019	12.00%
Annual Return 2020	8.95%
Annual Return 2021	3.20%
Annual Return 2022	(12.27%)
Annual Return 2023	7.96%